Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
NOTE 4:- COMMITMENTS AND CONTINGENCIES

a.	Operating lease commitments:
Innoviz Technolgies Ltd. leases facilities for its main office in Israel, which includes exit points in November 2021 and 2024. The lease agreement will expire on November 30, 2028. The company exercised its exit point for November 2021. The minimum future lease payments of the Company under the operating leases agreements subsequent to June 30, 2021, are as follows:

Total
(Unaudited)
Year ending December 31,
2021 (remainder)	$396
2022	73
2023	34

$503

Total rent expenses for the six months ended June 30, 2021 and 2020 were approximately $503
(unaudited)
and $473
 (unaudited),
respectively. Total rent expenses for the three months ended June 30, 2021 and 2020 were approximately $252
(unaudited)
and $217
 (unaudited),
respectively.
As part of the lease agreement, the Company received a loan from the owner of the Company office in Israel in the amount of
NIS
9,700 thousand (approximately $2,975) to be used for constructing lease hold improvements. The loan bears an annual interest of 3.58% and is to be repaid in 120 fixed monthly installments of NIS 98,500 (approximately $30).

Financial expenses with respect to loan for the six months ended June 30, 2021 and 2020 were approximately $43
(unaudited)
and $45
 (unaudited),
respectively. Financial expenses with respect to loan for the three months ended June 30, 2021 and 2020 were approximately $14
(unaudited)
and $22
 (unaudited),
respectively.

b.	Legal proceedings:
The Company is currently not part, as plaintiff or defendant, to any legal proceedings that, individually or in the aggregate, are expected by the Company to have a material effect on the Company’s business, financial position, results of operations or cash flows. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are reviewed at least yearly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a matter.

NOTE 8:- COMMITMENTS AND CONTINGENCIES

a.	Operating lease commitments:
The Company leases facility for its office, which includes exit points on November 2021 and 20204. The lease agreement will expire on November 30, 2028. The minimum future lease payments under the operating leases agreement subsequent to December 31, 2020, are as follows:

Total
Year ended December 31,	Unaudited
2021	$1,031
2022	994
2023	985
2024	992
2025 and thereafter	3,890

$7,892

Total rent expenses for the years ended December 31, 2020, 2019 and 2018, were approximately $956, $777 and $580, respectively.
As part of the lease agreement, the Company received a loan from the owner of the Company office in Israel in the amount of NIS 9,700 thousand (approximately $2,700) to be used for constructing lease hold improvements. The loan bears an annual interest of 3.58% and is to be repaid in 120 fixed monthly installments of NIS 98,500 (approximately $28).
Financial expenses with respect to loan for the years ended December 31, 2020, 2019 and 2018, amounted to $89, $94 and $29, respectively.

b.	Legal proceedings:
The Company is currently not part, as plaintiff or defendant, to any legal proceedings that, individually or in the aggregate, are expected by the Company to have a material effect on the Company’s business, financial position, results of operations or cash flows. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are r
e
viewed at least yearly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a matter.